Asset Allocation Fund Investment Objectives and Goals - Asset Allocation Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Asset Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.